Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables
Schedule of trade and other payables

	December 31,	December 31,
(€ million)	2020	2019
Trade payables	8,679	10,480
Down payments and advances from joint ventures in exploration & production activities	417	401
Payables for purchase of non-current assets	1,393	2,276
Payables due to partners in exploration & production activities	1,120	1,236
Other payables	1,327	1,152
	12,936	15,545